Average Annual Total Returns{- Fidelity® California Municipal Income Fund} - 02.28 Fidelity California Municipal Income Fund AMCIZ PRO-11 - Fidelity® California Municipal Income Fund	Fidelity Advisor California Municipal Income Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor California Municipal Income Fund: Class A Return Before Taxes Past 5 years	Fidelity Advisor California Municipal Income Fund: Class A Return Before Taxes Past 10 years	Fidelity Advisor California Municipal Income Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor California Municipal Income Fund: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor California Municipal Income Fund: Class A After Taxes on Distributions Past 10 years	Fidelity Advisor California Municipal Income Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor California Municipal Income Fund: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor California Municipal Income Fund: Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor California Municipal Income Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor California Municipal Income Fund: Class M Return Before Taxes Past 5 years	Fidelity Advisor California Municipal Income Fund: Class M Return Before Taxes Past 10 years	Fidelity Advisor California Municipal Income Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor California Municipal Income Fund: Class C Return Before Taxes Past 5 years	Fidelity Advisor California Municipal Income Fund: Class C Return Before Taxes Past 10 years	Fidelity Advisor California Municipal Income Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor California Municipal Income Fund: Class I Return Before Taxes Past 5 years	Fidelity Advisor California Municipal Income Fund: Class I Return Before Taxes Past 10 years	Fidelity Advisor California Municipal Income Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor California Municipal Income Fund: Class Z Return Before Taxes Past 10 years	Fidelity Advisor California Municipal Income Fund: Class Z Return Before Taxes Since Inception		Fidelity Advisor California Municipal Income Fund: Class Z Return Before Taxes Inception Date	LB015 Past 1 year	LB015 Past 5 years	LB015 Past 10 years	LB025 Past 1 year	LB025 Past 5 years	LB025 Past 10 years
Total	(0.02%)	2.45%	4.19%	(0.11%)	2.40%	4.16%	0.89%	2.45%	3.95%	0.11%	2.51%	4.24%	2.37%	2.54%	3.83%	4.40%	3.56%	4.86%	4.52%		6.14%	[1]	Oct. 02, 2018	5.21%	3.91%	4.63%	5.15%	3.88%	5.09%

[1]	(a)Since inception October 2, 2018.